DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Amounts outstanding under long-term debt, including the PIPE Convertible Notes (discussed in Note 5), consisted of the following as of December 31, 2021 and 2020. The estimated fair value of long-term debt is approximated at its carrying value as of these reporting dates.

	December 31,
	2021	2020
New Term loan, matures August 2025	$43,286,747	$—
7th Amendment term loan, matures December 2022	—	7,500,000
PIPE Convertible Notes(1)	77,047,475	—
Total debt	$120,334,222	$7,500,000
Less: current portion	—	(3,750,000)
Long-term debt	$120,334,222	$3,750,000

Schedule of Maturities of Long-term Debt
Aggregate maturities of debt as of December 31, 2021 are as follows:

2022	$—
2023	—
2024	—
2025	43,286,747
2026	77,047,475
Total	$120,334,222
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(1)As discussed in Note 5, the PIPE Convertible Notes will mature in 2026, unless earlier repurchased by the Company or converted at the option of the holders.